ACCOUNTS RECEIVABLE (Details- Schedule of Accounts Receivable) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable	$ 1,738,543	$ 1,244,876
Allowance for doubtful accounts
Accounts Receivable, Net	$ 1,738,543	$ 1,244,876